JOINT VENTURES AND ASSOCIATES	6 Months Ended
Dec. 31, 2025
JOINT VENTURES AND ASSOCIATES
JOINT VENTURES AND ASSOCIATES

11.   JOINT VENTURES AND ASSOCIATES

	12/31/2025	06/30/2025
Assets
Synertech Industrias S.A.	39,438,411	39,334,762
Alfalfa Technologies S.R.L.	36,502	36,502
	39,474,913	39,371,264

	12/31/2025	06/30/2025
Liabilities
Trigall Genetics S.A.	742,301	1,007,678
	742,301	1,007,678

Changes in joint ventures investments and affiliates:

	12/31/2025	12/31/2024
As of the beginning of the period	38,363,586	39,489,898
Share of profit or loss	369,026	(226,163)
As of the end of the period	38,732,612	39,263,735

Share of profit or loss of joint ventures and affiliates:

	Three-month period ended		Six-month period ended
	12/31/2025	12/31/2024	12/31/2025	12/31/2024
Trigall Genetics S.A.	23,275	325,384	265,377	(452,814)
Synertech Industrias S.A.	48,979	34,771	103,649	226,651
	72,254	360,155	369,026	(226,163)